Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation of Executive Officers.”

Year (a)	Summary Compensation Table Total for Strobeck(1) (b)	Summary Compensation Table Total for Ellison(1) (c)	Compensation Actually Paid to Strobeck(2) (d)	Compensation Actually Paid to Ellison(2) (e)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (f)	Average Compensation Actually Paid to Non-PEO NEOs(4) (g)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5) (h)	Net Loss(6) (i) (in 000’s)
2024	$1,310,878	—	$1,435,714	—	$644,673	$732,064	$45.23	($480)
2023	$1,054,169	—	$1,760,113	—	$426,596	$464,365	$17.01	($8,439)
2022	$711,762	$712,128	$641,120	$619,576	$660,702	$569,351	$8.91	($18,679)

(1)
The dollar amounts reported in columns (b) and (c) are the amounts reported for Dr. Strobeck (the Company’s Chief Executive Officer) and Dr. Ellison (the Company’s former Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table. Refer to the “Summary Compensation Table”.

(2)
The dollar amounts reported in columns (d) and (e) represent the amount of “compensation actually paid” to Dr. Strobeck and Dr. Ellison, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2024
Summary Compensation Table Total	$1,310,878
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($277,378)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$421,082
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	$21,775
Plus, year over year change in fair value of equity awards granted in prior years that vested in the year	($40,643)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to PEO	$1,435,714

(3)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Drs. Strobeck and Ellison) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Megan Timmins and Jesse Neri; (ii) for 2023, Megan Timmins, Jesse Neri (3 months), Marc Hoffman (8 months) and Paul McGarry (9 months); and (iii) for 2022, Russell Skibsted (11 months), Megan Timmins and Marc Hoffman;. Unless otherwise indicated, the average amounts for each fiscal year are based on a full year of service for each NEO.

(4)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Drs. Strobeck and Ellison), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect average “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$644,673
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($115,573)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$175,449
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—
Plus, average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$4,899
Plus, average year over year change in fair value of equity awards granted in prior years that vested in the year	$22,616
Less, prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	$732,064

(5)
Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in columns (b) and (c) are the amounts reported for Dr. Strobeck (the Company’s Chief Executive Officer) and Dr. Ellison (the Company’s former Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table. Refer to the “Summary Compensation Table”.

(3)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Drs. Strobeck and Ellison) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Megan Timmins and Jesse Neri; (ii) for 2023, Megan Timmins, Jesse Neri (3 months), Marc Hoffman (8 months) and Paul McGarry (9 months); and (iii) for 2022, Russell Skibsted (11 months), Megan Timmins and Marc Hoffman;. Unless otherwise indicated, the average amounts for each fiscal year are based on a full year of service for each NEO.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (d) and (e) represent the amount of “compensation actually paid” to Dr. Strobeck and Dr. Ellison, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2024
Summary Compensation Table Total	$1,310,878
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($277,378)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$421,082
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years	$21,775
Plus, year over year change in fair value of equity awards granted in prior years that vested in the year	($40,643)
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to PEO	$1,435,714

Non-PEO NEO Average Total Compensation Amount			$ 644,673	$ 426,596	$ 660,702
Non-PEO NEO Average Compensation Actually Paid Amount			$ 732,064	464,365	569,351
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Drs. Strobeck and Ellison), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect average “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	$644,673
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	($115,573)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$175,449
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—
Plus, average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$4,899
Plus, average year over year change in fair value of equity awards granted in prior years that vested in the year	$22,616
Less, prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	$732,064

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid and Net Loss
Total Shareholder Return Amount			$ 45.23	17.01	8.91
Net Income (Loss)			$ (480,000)	$ (8,439,000)	(18,679,000)
PEO Name	Dr. Strobeck	Dr. Ellison	Dr. Strobeck	Dr. Strobeck
Dr. Strobeck [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,310,878	$ 1,054,169	711,762
PEO Actually Paid Compensation Amount			1,435,714	1,760,113	641,120
Dr. Ellison [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	712,128
PEO Actually Paid Compensation Amount			0	$ 0	$ 619,576
PEO | Dr. Strobeck [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(277,378)
PEO | Dr. Strobeck [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			421,082
PEO | Dr. Strobeck [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,775
PEO | Dr. Strobeck [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dr. Strobeck [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(40,643)
PEO | Dr. Strobeck [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(115,573)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			175,449
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,899
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,616
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0